Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Other Current Assets [Line Items]
Prepaid expenses	$ 2,795	$ 2,760
Investment in listed equity securities (note 8)	0	224,788
Other receivables	4,232	3,925
Other current assets	49,112	315,234
Commodity contract
Other Current Assets [Line Items]
Derivative asset	22,477	73,583
Receivable from TTF linked commodity swap derivatives	7,581	4,638
Interest rate swap
Other Current Assets [Line Items]
Derivative asset	4,319	0
Interest Receivable	2,280	1,923
Money market
Other Current Assets [Line Items]
Interest Receivable	$ 5,428	$ 3,617